Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income [Abstract]
Government grant	$ 6,179		$ 367,260
Interest income on bank deposits	62,538	71,693	81,517
Others	222,865	50,446	12,787
Other income	$ 291,582	$ 122,139	$ 461,564